UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                   --------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Lamond Capital Partners LLC
          ---------------------------
Address:  50 California Street
          ---------------------------
          Suite 1330
          ---------------------------
          San Francisco, CA 94111
          ---------------------------

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Swift C. Barnes
          -----------------------
Title:    Chief Operating Officer
          -----------------------
Phone:    (415) 848-2260
          -----------------------

Signature, Place, and Date of Signing:

   /s/ Swift C. Barnes        San Francisco, CA            April 23, 2013
-----------------------    ------------------------     -----------------------
      [Signature]               [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                           ----------------------
Form 13F Information Table Entry Total:     22
                                           ----------------------
Form 13F Information Table Value Total:     $124,843
                                           ----------------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13-F INFORMATION TABLE




    COLUMN 1     COLUMN 2   COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7              COLUMN 8
    --------     --------   --------  --------           --------           --------     --------              --------
                                                                                                     VOTING     VOTING      VOTING
                 TITLE OF               VALUE     SHRS OR    SH/    PUT/    INVESTMENT    OTHER    AUTHORITY  AUTHORITY   AUTHORITY
NAME OF ISSUER    CLASS      CUSIP    (x$1000)    PRN AMT    PRN    CALL    DISCRETION   MANAGERS    -SOLE     -SHARED      -NONE
--------------    -----      -----    --------    -------    ---    ----    ----------   --------  ---------  ---------  ----------
APPLE INC         COM      037833100     8,911     20,130     SH               SOLE                   20,130          0           0
BROADCOM CORP     CL A     111320107     3,432     98,960     SH               SOLE                   98,960          0           0
DEMANDWARE INC    COM      24802Y105     3,748    147,850     SH               SOLE                  147,850          0           0
EBAY INC          COM      278642103     9,459    174,450     SH               SOLE                  174,450          0           0
EQUINIX INC       COM NEW  29444U502     6,677     30,870     SH               SOLE                   30,870          0           0
FACEBOOK INC      CL A     30303M102     1,560     60,980     SH               SOLE                   60,980          0           0
FIDELITY NATL
INFORMATION SV    COM      31620M106    11,157    281,600     SH               SOLE                  281,600          0           0
FISERV INC        COM      337738108     2,636     30,000     SH               SOLE                   30,000          0           0
FORTINET INC      COM      34959E109     2,451    103,490     SH               SOLE                  103,490          0           0
GOOGLE INC        CL A     38259P508    11,285     14,210     SH               SOLE                   14,210          0           0
INFOBLOX INC      COM      45672H104     8,856    408,125     SH               SOLE                  408,125          0           0
INFORMATICA CORP  COM      45666Q102    10,745    311,730     SH               SOLE                  311,730          0           0
INTERXION
HOLDING N.V       SHS      N47279109       955     39,440     SH               SOLE                   39,440          0           0
JIVE SOFTWARE
INC               COM      47760A108     8,228    541,301     SH               SOLE                  541,301          0           0
LINKEDIN CORP     COM CL A 53578A108     8,208     46,620     SH               SOLE                   46,620          0           0
MASTERCARD INC    CL A     57636Q104     9,704     17,933     SH               SOLE                   17,933          0           0
PALO ALTO
NETWORKS INC      COM      697435105     8,349    147,502     SH               SOLE                  147,502          0           0
PRICELINE COM
INC               COM NEW  741503403     1,638      2,380     SH               SOLE                    2,380          0           0
PROCERA
NETWORKS INC      COM NEW  74269U203       852     71,650     SH               SOLE                   71,650          0           0
QLIK
TECHNOLOGIES INC  COM      74733T105     1,701     65,840     SH               SOLE                   65,840          0           0
QUALCOMM INC      COM      747525103     2,544     38,000     SH               SOLE                   38,000          0           0
SPLUNK INC        COM      848637104     1,748     43,670     SH               SOLE                   43,670          0           0